Related Party Disclosures - Other transactions with key management personnel (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Disclosures
Research and development expenses	€ 84,295	€ 83,028
General and administrative expense	40,192	46,987
Selling expense	4,252	9,574
Finance income	3,021	16,597
Finance expenses	258,739	931
Purchase of property, plant and equipment	8,238	2,169
Current trade payables	35		€ 20
Non current trade payables	153		€ 149
Key management
Related Party Disclosures
Selling expense		118
Finance expenses	2
Purchase of property, plant and equipment	€ 17	€ 5